Fair Value Measurements	12 Months Ended
Sep. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS
The following table summarizes the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and the fair value measurements by level within the fair value hierarchy as defined in Note 1 as of September 30, 2014 and 2013, respectively:

		Fair Value Measurements - September 30, 2014
	Fair Value	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Liabilities:
Natural gas purchases	$795,019	$—	$795,019	$—
Total	$795,019	$—	$795,019	$—

		Fair Value Measurements - September 30, 2013
	Fair Value	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Liabilities:
Natural gas purchases	$1,177,521	$—	$1,177,521	$—
Interest rate swaps	1,986,695	—	1,986,695	—
Total	$3,164,216	$—	$3,164,216	$—

Under the asset management contract, a timing difference can exist between the payment for natural gas purchases and the actual receipt of such purchases. Payments are made based on a predetermined monthly volume with the price based on the weighted average first of the month index prices corresponding to the month of the scheduled payment. At September 30, 2014 and 2013, the Company had recorded in accounts payable the estimated fair value of the liability determined on the corresponding first of month index prices for which the liability was expected to be settled.
The fair value of the interest rate swaps, included in the line item “Fair value of marked-to-market transactions”, is determined by using the counterparty’s proprietary models and certain assumptions regarding past, present and future market conditions.
The Company’s nonfinancial assets and liabilities that are measured at fair value on a nonrecurring basis consist of its asset retirement obligations. The asset retirement obligations are measured at fair value at initial recognition based on expected future cash flows to settle the obligation.
The carrying value of cash and cash equivalents, accounts receivable, borrowings under line-of-credit, accounts payable (with the exception of the timing difference under the asset management contract), customer credit balances and customer deposits is a reasonable estimate of fair value due to the short-term nature of these financial instruments. The following table summarizes the fair value of the Company’s financial assets and liabilities that are not adjusted to fair value in the financial statements as of September 30, 2014 and 2013.

		Fair Value Measurements - September 30, 2014
	Carrying Amount	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Liabilities:
Long-term debt	$30,500,000	$—	$—	$30,622,664
Total	$30,500,000	$—	$—	$30,622,664

		Fair Value Measurements - September 30, 2013
	Carrying Amount	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Liabilities:
Note payable	$15,000,000	$—	$—	$14,976,818
Long-term debt	13,000,000	—	—	13,762,952
Total	$28,000,000	$—	$—	$28,739,770

Note payable is included in current liabilities at September 30, 2013.
The fair value of the note payable was estimated by using the interest rate under the Company’s line-of-credit agreement which renewed at the same time as the term note. Both the line-of-credit and term note have a term of one year. The fair value of long-term debt is estimated by discounting the future cash flows of the fixed rate debt based on the underlying 20-year Treasury rate and estimated credit spread for the note issued in 2014 and rates extrapolated based on market conditions for the prior year. The variable rate long-term debt and note payable had interest rate swaps that effectively convert such debt to a fixed rate. The values of the swap agreements are included in the second table above.
FASB ASC 825 – Financial Instruments requires disclosures regarding concentrations of credit risk from financial instruments. Cash equivalents are investments in high-grade, short-term securities (original maturity less than three months), placed with financially sound institutions. Accounts receivable are from a diverse group of customers including individuals and small and large companies in various industries. The Company maintains certain credit standards with its customers and requires a customer deposit if such evaluation warrants.